RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in the six months ended June 30, 2016 and June 30, 2015 is as follows:

(in thousands of $)	2016	2015
ICB Shipping (Bermuda) Ltd	—	579
Frontline Management (Bermuda) Ltd	3,765	6,005
The Former Golden Ocean	—	134
Ship Finance International Limited	15,372	—
Seateam Management Pte Ltd	954	711
Seatankers Management Co., Ltd	171	—
Capesize Chartering Ltd	35	—
A summary of balances due from related parties as of June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016	2015
Frontline Ltd	—	4,455
Ship Finance International Ltd	259	36
United Freight Carriers	522	2
Seatankers Management Co Ltd	688	1,139
Golden Opus Inc	51	2,534
Capesize Chartering Ltd	579	—
Management	—	285
	2,099	8,451

A summary of balances owed to related parties as of June 30, 2016 and December 31, 2015 is as follows:

(in thousands of $)	2016		2015
Frontline Management (Bermuda) Ltd	—		3,924
Frontline Ltd	1,310		176
Seateam Management Pte Ltd	—	—	1
Seatankers Management Co Ltd	274		—
Capesize Chartering Ltd	12		—
	1,596		4,101
A summary of net amounts charged to related parties in the six months ended June 30, 2016 and June 30, 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	404	164
Seatankers Management Co Ltd	474	42
United Freight Carriers LLC	150	—
ADS Kristiansand	15	—